FullerThaler Behavioral Small-Cap Equity Fund
Schedule of Investments
June 30, 2025 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 94 .91%
Apparel & Textile Products — 3 .13%
Crocs, Inc.
(a) (b)
1,332,987 $ 135,004,923
Deckers Outdoor Corp.
(b)
121,277 12,500,020
Kontoor Brands, Inc. 1,068,465 70,486,636
Ralph Lauren Corp. 316,081 86,694,697
Skechers U.S.A., Inc., Class A
(a) (b)
256,400 16,178,840
320,865,116
Asset Management — 3 .59%
Affiliated Managers Group, Inc. 543,700 106,983,849
Federated Hermes, Inc., Class B 2,680,182 118,785,666
Stifel Financial Corp. 645,537 66,993,830
Victory Capital Holdings, Inc., Class A
(b)
1,183,599 75,359,748
368,123,093
Automotive — 1 .58%
BorgWarner, Inc. 2,101,900 70,371,612
Dorman Products, Inc.
(b)
746,623 91,588,243
161,959,855
Banking — 7 .41%
BancFirst Corp. 258,477 31,952,927
Bank OZK
(a)
456,636 21,489,290
Berkshire Hills Bancorp, Inc. 656,769 16,445,496
Cadence Bank 3,439,527 109,996,073
F.N.B. Corp.
(b)
3,136,659 45,732,488
First Commonwealth Financial Corp.
(b)
1,928,346 31,297,056
First Financial Bancorp 1,731,787 42,013,153
First Financial Bankshares, Inc. 806,631 29,022,583
Fulton Financial Corp. 4,098,137 73,930,391
Hancock Whitney Corp. 2,049,576 117,645,662
Lakeland Financial Corp.
(a)
319,212 19,615,577
NBT Bancorp, Inc. 381,638 15,857,059
Wintrust Financial Corp. 621,208 77,017,368
Zions Bancorp. 2,462,182 127,885,734
759,900,857
Biotech & Pharma — 6 .65%
Amphastar Pharmaceuticals, Inc.
(b)
1,207,454 27,723,144
Collegium Pharmaceutical, Inc.
(b)
1,366,808 40,416,513
Exelixis, Inc.
(b)
7,841,816 345,628,040
Jazz Pharmaceuticals PLC
(b)
1,551,145 164,607,507
United Therapeutics Corp.
(b)
363,232 104,374,715
682,749,919
Chemicals — 1 .97%
Avient Corp. 351,029 11,341,747
Axalta Coating Systems Ltd.
(b)
4,986,617 148,052,658
Hawkins, Inc. 298,467 42,412,161
201,806,566

FullerThaler Behavioral Small-Cap Equity Fund
Schedule of Investments (continued)
June 30, 2025 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Commercial Support Services — 2 .94%
Clean Harbors, Inc.
(b)
115,351 $ 26,666,844
H&R Block, Inc.
(a)
4,210,848 231,133,447
UniFirst Corp. 231,394 43,552,979
301,353,270
Construction Materials — 1 .50%
Eagle Materials, Inc. 763,152 154,240,651
Consumer Services — 0 .56%
Stride, Inc.
(b)
245,340 35,620,915
Upbound Group, Inc.
(b)
864,226 21,692,073
57,312,988
Containers & Packaging — 0 .94%
Graphic Packaging Holding Co. 848,966 17,887,714
Sonoco Products Co.
(b)
1,798,615 78,347,669
96,235,383
Electrical Equipment — 3 .85%
Acuity Brands, Inc. 525,743 156,850,166
Belden, Inc. 938,285 108,653,403
Vontier Corp.
(b)
3,497,092 129,042,695
394,546,264
Engineering & Construction — 12 .01%
Comfort Systems USA, Inc. 492,136 263,888,244
EMCOR Group, Inc. 485,286 259,574,629
Frontdoor, Inc.
(b)
1,839,595 108,425,729
Installed Building Products, Inc.
(a)
425,221 76,675,851
Primoris Services Corp. 2,169,389 169,082,179
Sterling Infrastructure, Inc.
(b)
1,372,731 316,730,223
TopBuild Corp.
(b)
120,244 38,927,793
1,233,304,648
Food — 1 .26%
Flowers Foods, Inc.
(a)
2,625,991 41,963,336
Simply Good Foods Co. (The)
(b)
2,757,050 87,095,210
129,058,546
Health Care Facilities & Services — 4 .34%
Chemed Corp. 149,919 73,000,059
Encompass Health Corp. 1,731,346 212,314,960
Medpace Holdings, Inc.
(b)
55,554 17,436,178
Option Care Health, Inc.
(b)
4,379,231 142,237,423
444,988,620
Home Construction — 3 .33%
Armstrong World Industries, Inc. 915,636 148,735,913
Griffon Corp. 777,709 56,282,800
Taylor Morrison Home Corp.
(b)
2,227,158 136,792,044
341,810,757

FullerThaler Behavioral Small-Cap Equity Fund
Schedule of Investments (continued)
June 30, 2025 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Household Products — 0 .42%
Edgewell Personal Care Co.
(a)
1,848,669 $ 43,277,341
Industrial Intermediate Products — 0 .36%
Mueller Industries, Inc.
(a)
459,706 36,532,836
Industrial Support Services — 1 .55%
Applied Industrial Technologies, Inc. 523,800 121,757,310
MSC Industrial Direct Co., Inc., Class A
(a)
434,720 36,959,894
158,717,204
Institutional Financial Services — 0 .95%
Evercore, Inc., Class A 360,702 97,396,754
Insurance — 2 .64%
Assurant, Inc. 288,300 56,936,367
Hanover Insurance Group, Inc.
(b)
858,662 145,860,914
Primerica, Inc. 249,583 68,303,380
271,100,661
Internet Media & Services — 1 .70%
Match Group, Inc. 5,650,159 174,533,411
Leisure Facilities & Services — 0 .46%
Boyd Gaming Corp.
(a) (b)
244,922 19,160,248
Monarch Casino & Resort, Inc. 329,233 28,458,901
47,619,149
Leisure Products — 1 .57%
Hasbro, Inc. 1,264,400 93,338,008
Mattel, Inc.
(b)
3,445,102 67,937,411
161,275,419
Machinery — 3 .41%
Crane Co. 187,103 35,528,989
Crane Holding Co.
(a)
320,366 17,267,727
Donaldson Co., Inc. 1,419,592 98,448,705
ESCO Technologies, Inc. 212,200 40,714,814
Mueller Water Products, Inc., Class A, Series A 5,261,606 126,489,009
Tennant Co. 405,457 31,414,808
349,864,052
Medical Equipment & Devices — 1 .28%
Integer Holdings Corp.
(b)
234,174 28,796,377
Merit Medical Systems, Inc.
(a) (b)
1,095,027 102,363,124
131,159,501
Metals & Mining — 0 .14%
Alpha Metallurgical Resources, Inc.
(b)
130,479 14,676,278
Oil & Gas Producers — 2 .51%
Chord Energy Corp. 430,090 41,654,217
HF Sinclair Corp. 2,126,694 87,364,590
Murphy USA, Inc. 315,563 128,371,028
257,389,835

FullerThaler Behavioral Small-Cap Equity Fund
Schedule of Investments (continued)
June 30, 2025 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Oil & Gas Services & Equipment — 0 .97%
International Seaways, Inc.
(a) (b)
383,091 $ 13,975,160
Weatherford International PLC 1,685,410 84,792,977
98,768,137
Publishing & Broadcasting — 1 .69%
Nexstar Media Group, Inc., Class A
(a)
764,281 132,182,399
TEGNA, Inc.
(b)
2,477,150 41,517,034
173,699,433
Real Estate — 0 .73%
Apple Hospitality REIT, Inc.
(a)
6,396,047 74,641,868
Retail - Discretionary — 1 .88%
Academy Sports & Outdoors, Inc.
(a)
494,627 22,164,236
AutoNation, Inc.
(b)
176,865 35,134,232
Bath & Body Works, Inc. 2,459,052 73,673,198
Builders FirstSource, Inc.
(a) (b)
212,864 24,839,100
La-Z-Boy, Inc.
(a)
991,865 36,867,622
192,678,388
Semiconductors — 1 .38%
Cirrus Logic, Inc.
(b)
1,353,379 141,096,528
Software — 2 .06%
Blackbaud, Inc.
(b)
463,532 29,763,390
CommVault Systems, Inc.
(b)
526,454 91,776,726
Concentrix Corp.
(a)
211,376 11,172,278
Donnelley Financial Solutions, Inc.
(b)
368,404 22,712,107
Progress Software Corp.
(a)
603,961 38,556,870
Ziff Davis, Inc.
(a) (b)
564,547 17,088,838
211,070,209
Steel — 1 .93%
Commercial Metals Co.
(a)
4,042,105 197,699,356
Technology Hardware — 2 .55%
Avnet, Inc. 253,872 13,475,526
InterDigital, Inc.
(a)
345,116 77,385,360
Jabil, Inc. 233,700 50,969,970
Plexus Corp.
(b)
377,857 51,127,831
Sanmina Corp.
(b)
699,753 68,456,836
261,415,523
Technology Services — 4 .77%
CACI International, Inc., Class A
(a) (b)
151,929 72,424,554
CSG Systems International, Inc. 1,353,287 88,383,174
EVERTEC, Inc. 1,097,476 39,564,010
ExlService Holdings, Inc.
(b)
2,133,656 93,432,796
Parsons Corp.
(a) (b)
1,014,092 72,781,383
Science Applications International Corp. 1,095,542 123,368,984
489,954,901

FullerThaler Behavioral Small-Cap Equity Fund
Schedule of Investments (continued)
June 30, 2025 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Transportation & Logistics — 2 .37%
Hub Group, Inc., Class A 1,123,564 $ 37,560,745
JB Hunt Transport Services, Inc. 60,920 8,748,112
Ryder System, Inc. 673,175 107,034,825
SkyWest, Inc.
(b)
426,718 43,939,152
Teekay Tankers Ltd., Class A
(b)
1,107,701 46,213,286
243,496,120
Transportation Equipment — 2 .53%
Allison Transmission Holdings, Inc. 2,583,701 245,425,758
REV Group, Inc. 293,802 13,982,037
259,407,795
Total Common Stocks (Cost $7,880,384,999) 9,735,727,232
COLLATERAL FOR SECURITIES LOANED — 0 .00%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%
(c)
1 —
Total Collateral for Securities Loaned (Cost $–) —
MONEY MARKET FUNDS - 4 .42%
Fidelity Investments Money Market Government Portfolio, Institutional Class,
4.28%
(c)
453,172,457 453,172,457
Total Money Market Funds
(Cost $453,172,457) 453,172,457
Total Investments — 99.82%
(Cost $8,383,557,456) 10,238,899,689
Other Assets in Excess of liabilities
(d)
— 0 .18% 18,831,503
NET ASSETS — 100.00% $10,257,731,192
(a) All or a portion of the security was on loan as of June 30, 2025. The total value of securities on loan as of
June 30, 2025 was $xxx.
(b) Non-income producing security.
(c) Rate disclosed is the seven day effective yield as of June 30, 2025.
(d) Includes cash collateral for securities loaned in the amount of $XXX.  This cash is held deposit accounts as part of the IntraFi Network Deposit Placement Agreement.

FullerThaler Behavioral Small-Cap Growth Fund
Schedule of Investments
June 30, 2025 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 27 .65%
Aerospace & Defense — 0 .86%
Kratos Defense & Security Solutions, Inc.
(a) (b)
1,902,460 $ 88,369,267
Automotive — 0 .55%
Modine Manufacturing Co.
(a) (b)
576,360 56,771,460
Biotech & Pharma — 1 .85%
BioMarin Pharmaceutical, Inc.
(b)
566,700 31,151,499
Elanco Animal Health, Inc.
(a) (b)
3,188,500 45,531,780
Guardant Health, Inc.
(b)
1,391,400 72,408,457
Halozyme Therapeutics, Inc.
(b)
777,055 40,422,401
189,514,137
Chemicals — 0 .49%
Mosaic Co. (The) 1,380,700 50,367,936
Consumer Services — 0 .72%
Adtalem Global Education, Inc.
(b)
285,800 36,362,334
Stride, Inc.
(b)
260,370 37,803,120
74,165,454
Containers & Packaging — 0 .38%
Sealed Air Corp. 1,242,700 38,560,981
Electrical Equipment — 2 .43%
AAON, Inc. 380,000 28,025,000
Bloom Energy Corp., Class A
(a) (b)
2,472,510 59,142,439
NEXTracker, Inc., Class A
(a) (b)
783,715 42,610,585
Vertiv Holdings Co., Class A 927,960 119,159,343
248,937,367
Engineering & Construction — 0 .37%
VSE Corp. 292,200 38,272,356
Food — 0 .67%
Lamb Weston Holdings, Inc. 586,000 30,384,100
Post Holdings, Inc.
(b)
350,030 38,163,771
68,547,871
Health Care Facilities & Services — 0 .81%
BrightSpring Health Services, Inc.
(b)
1,713,100 40,412,029
Charles River Laboratories International, Inc.
(b)
283,000 42,939,590
83,351,619
Home Construction — 0 .38%
Griffon Corp. 539,500 39,043,615
Internet Media & Services — 0 .36%
Lyft, Inc., Class A, Class A
(b)
2,311,900 36,435,544
Leisure Facilities & Services — 1 .41%
Dutch Bros, Inc., Class A
(b)
828,145 56,620,274
Life Time Group Holdings, Inc.
(b)
1,631,200 49,474,296
MGM Resorts International
(a) (b)
1,120,600 38,537,434
144,632,004

FullerThaler Behavioral Small-Cap Growth Fund
Schedule of Investments (continued)
June 30, 2025 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Leisure Products — 2 .39%
Axon Enterprise, Inc.
(b)
149,265 $ 123,582,464
Camping World Holdings, Inc., Class A
(b)
1,885,000 32,403,150
Hasbro, Inc. 610,100 45,037,582
Mattel, Inc.
(b)
2,252,500 44,419,300
245,442,496
Machinery — 0 .41%
Regal-Beloit Corp. 289,000 41,893,440
Medical Equipment & Devices — 1 .23%
iRhythm Technologies, Inc.
(b)
370,900 57,103,764
Merit Medical Systems, Inc.
(b)
415,780 38,867,114
QuidelOrtho Corp.
(b)
1,043,600 30,076,552
126,047,430
Oil & Gas Producers — 0 .98%
California Resources Corp. 900,000 41,103,000
Comstock Resources, Inc.
(a) (b)
915,000 25,318,050
Ovintiv, Inc. 883,000 33,598,150
100,019,200
Retail - Consumer Staples — 0 .56%
Sprouts Farmers Market, Inc.
(b)
350,600 57,722,784
Retail - Discretionary — 1 .44%
Bath & Body Works, Inc. 1,144,700 34,295,212
Boot Barn Holdings, Inc.
(a) (b)
264,000 40,128,000
Urban Outfitters, Inc.
(b)
1,003,700 72,808,398
147,231,610
Semiconductors — 1 .62%
Ambarella, Inc.
(b)
637,400 42,109,831
Astera Labs, Inc.
(b)
446,300 40,354,446
Qorvo, Inc.
(b)
515,000 43,728,650
Semtech Corp.
(a) (b)
891,100 40,224,254
166,417,181
Software — 4 .32%
Box, Inc., Class A
(b)
1,095,000 37,416,150
Clearwater Analytics Holdings, Inc., Class A
(b)
1,473,900 32,322,627
DigitalOcean Holdings, Inc.
(a) (b)
1,356,695 38,747,209
Duolingo, Inc.
(b)
117,390 48,132,247
Elastic NV
(b)
425,500 35,882,415
Five9, Inc.
(b)
1,093,366 28,952,332
Freshworks, Inc., Class A
(b)
2,724,550 40,623,041
GitLab, Inc., Class A
(a) (b)
717,700 32,375,447
Intapp, Inc.
(b)
634,221 32,738,488
Unity Software, Inc.
(b)
1,522,000 36,832,400
Upstart Holdings, Inc.
(a) (b)
637,400 41,227,032
Waystar Holding Corp.
(b)
939,240 38,386,739
443,636,127

FullerThaler Behavioral Small-Cap Growth Fund
Schedule of Investments (continued)
June 30, 2025 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Specialty Finance — 0 .36%
FirstCash Holdings, Inc.
(b)
270,368 $ 36,537,532
Steel — 1 .45%
ATI, Inc.
(b)
563,000 48,609,420
Carpenter Technology Corp.
(a)
362,640 100,226,443
148,835,863
Technology Hardware — 1 .21%
Credo Technology Group Holding Ltd.
(b)
525,000 48,609,750
Lumentum Holdings, Inc.
(b)
798,355 75,891,626
124,501,376
Technology Services — 0 .40%
Shift4 Payments, Inc., Class A
(a) (b)
417,400 41,368,514
Total Common Stocks (Cost $2,641,039,608) 2,836,623,164
COLLATERAL FOR SECURITIES LOANED — 0 .00%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%
(c)
1 —
Total Collateral for Securities Loaned (Cost $–) —
Total Investments — 27.65%
(Cost $2,641,039,608) 2,836,623,164
Other Assets in Excess of liabilities
(d)
— 72 .35% 7,421,108,028
NET ASSETS — 100.00% $10,257,731,192
(a) All or a portion of the security was on loan as of June 30, 2025. The total value of securities on loan as of
June 30, 2025 was $xxx.
(b) Non-income producing security.
(c) Rate disclosed is the seven day effective yield as of June 30, 2025.
(d) Includes cash collateral for securities loaned in the amount of $XXX.  This cash is held deposit accounts as part of the IntraFi Network Deposit Placement Agreement.

FullerThaler Behavioral Mid-Cap Value Fund
Schedule of Investments
June 30, 2025 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 99 .43%
Banking — 11 .51%
Citizens Financial Group, Inc. 299,835 $ 13,417,615
East West Bancorp, Inc. 50,240 5,073,235
First Citizens BancShares, Inc., Class A 2,965 5,800,934
KeyCorp 607,555 10,583,608
M&T Bank Corp. 21,390 4,149,446
Old National Bancorp
(a) (b)
132,885 2,835,766
Zions Bancorp. 69,990 3,635,281
45,495,885
Chemicals — 6 .28%
Celanese Corp. 92,400 5,112,492
Dow, Inc. 235,130 6,226,243
LyondellBasell Industries N.V., Class A 97,490 5,640,771
Olin Corp. 250,400 5,030,536
Sherwin-Williams Co. (The) 8,194 2,813,492
24,823,534
Commercial Support Services — 3 .31%
Aramark
(a)
123,800 5,183,506
Brink's Co. (The) 58,685 5,239,984
Republic Services, Inc. 8,510 2,098,651
Vestis Corp. 99,337 569,201
13,091,342
Containers & Packaging — 8 .81%
Amcor PLC
(a)
1,289,449 11,850,034
Crown Holdings, Inc. 44,940 4,627,921
Graphic Packaging Holding Co. 557,000 11,735,990
Smurfit WestRock PLC 153,870 6,639,491
34,853,436
Electric Utilities — 2 .45%
Alliant Energy Corp.
(a)
32,990 1,994,905
CenterPoint Energy, Inc. 73,855 2,713,433
CMS Energy Corp. 24,895 1,724,726
Edison International 23,550 1,215,180
Pinnacle West Capital Corp. 22,575 2,019,785
9,668,029
Electrical Equipment — 1 .19%
AMETEK, Inc. 13,920 2,518,963
Roper Technologies, Inc. 3,870 2,193,671
4,712,634
Food — 2 .14%
Flowers Foods, Inc. 245,000 3,915,100
Ingredion, Inc. 33,500 4,543,270
8,458,370
Forestry, Paper & Wood Products — 0 .20%
Magnera Corp.
(b)
66,353 801,544

FullerThaler Behavioral Mid-Cap Value Fund
Schedule of Investments (continued)
June 30, 2025 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Gas & Water Utilities — 0 .67%
Atmos Energy Corp. 17,235 $ 2,656,086
Health Care Facilities & Services — 2 .60%
Centene Corp.
(b)
23,535 1,277,480
Henry Schein, Inc.
(b)
35,080 2,562,594
Labcorp Holdings, Inc. 24,550 6,444,620
10,284,694
Household Products — 1 .01%
Reynolds Consumer Products, Inc. 186,000 3,984,120
Industrial Support Services — 2 .04%
U-Haul Holding Co. 148,065 8,050,294
Insurance — 6 .90%
Everest Re Group, Ltd. 31,240 10,616,913
Globe Life, Inc. 63,555 7,899,251
Markel Corp.
(b)
4,400 8,788,384
27,304,548
Machinery — 4 .81%
AGCO Corp. 102,900 10,615,163
Donaldson Co., Inc. 62,525 4,336,109
Hillenbrand, Inc. 203,200 4,078,224
19,029,496
Medical Equipment & Devices — 2 .77%
Dentsply Sirona, Inc. 689,050 10,942,114
Oil & Gas Producers — 4 .07%
Cheniere Energy, Inc. 29,985 7,301,947
Devon Energy Corp. 276,335 8,790,217
16,092,164
Real Estate — 3 .37%
American Tower Corp., Class A 27,540 6,086,891
Brixmor Property Group, Inc. 196,775 5,124,021
WP Carey, Inc. 33,655 2,099,399
13,310,311
Reit — 1 .01%
Americold Realty Trust, Inc. 240,000 3,991,200
REIT — 3 .20%
Healthpeak Properties, Inc. 574,070 10,051,966
Public Storage 8,855 2,598,234
12,650,200
Retail - Consumer Staples — 6 .60%
Dollar General Corp. 103,810 11,873,788
Dollar Tree, Inc.
(b)
143,785 14,240,466
26,114,254
Retail - Discretionary — 3 .54%
Advance Auto Parts, Inc.
(a)
177,375 8,246,164

FullerThaler Behavioral Mid-Cap Value Fund
Schedule of Investments (continued)
June 30, 2025 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Retail - Discretionary — (continued)
CarMax, Inc.
(b)
85,505 $ 5,746,791
13,992,955
Software — 1 .44%
Concentrix Corp.
(a)
107,800 5,697,769
Specialty Finance — 5 .45%
Ally Financial, Inc. 284,320 11,074,264
Synchrony Financial 157,213 10,492,396
21,566,660
Technology Hardware — 0 .56%
NCR Atleos Corp.
(b)
40,203 1,146,992
NCR Corp.
(b)
89,840 1,053,823
2,200,815
Technology Services — 11 .93%
Amdocs Ltd. 27,930 2,548,333
CACI International, Inc., Class A
(a) (b)
4,000 1,906,800
Fidelity National Information Services, Inc.
(a)
209,510 17,056,209
Global Payments, Inc. 203,635 16,298,945
TransUnion 75,185 6,616,280
Verisk Analytics, Inc. 8,865 2,761,448
47,188,015
Wholesale - Discretionary — 1 .57%
LKQ Corp. 167,900 6,213,979
Total Common Stocks (Cost $395,672,219) 393,174,448
COLLATERAL FOR SECURITIES LOANED — 0 .00%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%
(c)
1 —
Total Collateral for Securities Loaned (Cost $–) —
Total Investments — 100.04%
(Cost $398,080,141) 395,582,370
Liabilities in Excess of Other Assets  — ( 0 .04 ) % (142,383)
NET ASSETS — 100.00% $395,439,987
(a) All or a portion of the security was on loan as of June 30, 2025. The total value of securities on loan as of
June 30, 2025 was $xxx.
(b) Non-income producing security.
(c) Rate disclosed is the seven day effective yield as of June 30, 2025.

FullerThaler Behavioral Unconstrained Equity Fund
Schedule of Investments
June 30, 2025 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 97 .35%
Automotive — 4 .45%
Gentex Corp. 473,190 $ 10,405,448
Banking — 4 .45%
First Citizens BancShares, Inc., Class A 5,315 10,398,638
Beverages — 3 .77%
Coca-Cola Consolidated, Inc. 78,870 8,805,836
Biotech & Pharma — 3 .53%
Exelixis, Inc.
(a)
187,015 8,242,686
Chemicals — 3 .21%
Ecolab, Inc. 27,886 7,513,604
Commercial Support Services — 4 .46%
Cintas Corp. 46,712 10,410,704
E-Commerce Discretionary — 4 .71%
eBay, Inc. 147,960 11,017,102
Home Construction — 3 .87%
Masco Corp. 140,530 9,044,511
Machinery — 4 .23%
Parker-Hannifin Corp. 14,163 9,892,431
Medical Equipment & Devices — 4 .32%
Waters Corp.
(a)
28,942 10,101,916
Retail - Consumer Staples — 4 .14%
Dollar General Corp. 84,620 9,678,835
Retail - Discretionary — 8 .86%
O'Reilly Automotive, Inc.
(a)
115,840 10,440,659
Ross Stores, Inc. 80,460 10,265,087
20,705,746
Semiconductors — 19 .65%
Applied Materials, Inc. 63,350 11,597,485
KLA Corp. 11,985 10,735,444
Lam Research Corp. 131,040 12,755,433
Teradyne, Inc. 121,120 10,891,110
45,979,472
Software — 8 .24%
Adobe, Inc.
(a)
23,190 8,971,747
Fortinet, Inc.
(a)
97,460 10,303,471
19,275,218
Specialty Finance — 4 .20%
Synchrony Financial 147,130 9,819,456
Technology Hardware — 4 .23%
Zebra Technologies Corp., Class A
(a)
32,040 9,879,854

FullerThaler Behavioral Unconstrained Equity Fund
Schedule of Investments (continued)
June 30, 2025 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Transportation & Logistics — 4 .02%
Union Pacific Corp. 40,877 $ 9,404,980
Transportation Equipment — 3 .01%
Allison Transmission Holdings, Inc. 74,165 7,044,933
Total Common Stocks (Cost $216,749,111) 227,621,370
COLLATERAL FOR SECURITIES LOANED — 0 .00%
Invesco Government & Agency Portfolio, , 4.26%
(b)
1 —
Total Collateral for Securities Loaned (Cost $–) —
Total Investments — 97.35%
(Cost $216,749,111) 227,621,370
Other Assets in Excess of liabilities
(c)
— 2 .65% 6,200,343
NET ASSETS — 100.00% $233,821,713
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of June 30, 2025.
(c) Includes cash collateral for securities loaned in the amount of $XXX.  This cash is held deposit accounts as part of the IntraFi Network Deposit Placement Agreement.

FullerThaler Behavioral Small-Mid Core Equity Fund
Schedule of Investments
June 30, 2025 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 96 .71%
Asset Management — 1 .86%
Hamilton Lane, Inc., Class A 25,925 $ 3,684,461
Automotive — 2 .03%
Gentex Corp. 183,215 4,028,898
Banking — 7 .64%
First Citizens BancShares, Inc., Class A 1,565 3,061,876
First Commonwealth Financial Corp.
(a)
198,320 3,218,734
First Financial Bankshares, Inc. 102,680 3,694,425
Live Oak Bancshares, Inc. 85,952 2,561,370
QCR Holdings, Inc. 38,460 2,611,434
15,147,839
Beverages — 1 .91%
Coca-Cola Consolidated, Inc. 33,960 3,791,634
Biotech & Pharma — 2 .94%
Exelixis, Inc.
(a)
132,245 5,828,698
Chemicals — 3 .08%
Huntsman Corp. 301,915 3,145,954
Orion S.A. 282,320 2,961,537
6,107,491
Construction Materials — 1 .87%
Owens Corning 26,880 3,696,538
E-Commerce Discretionary — 2 .11%
eBay, Inc. 56,130 4,179,440
Electrical Equipment — 5 .48%
Acuity Brands, Inc. 4,745 1,415,623
Advanced Energy Industries, Inc. 9,770 1,294,525
Allegion PLC 35,580 5,127,789
Watts Water Technologies, Inc., Class A 12,250 3,012,153
10,850,090
Engineering & Construction — 4 .62%
Comfort Systems USA, Inc. 8,830 4,734,734
Frontdoor, Inc.
(a)
75,140 4,428,752
9,163,486
Food — 2 .43%
Lancaster Colony Corp. 27,940 4,827,194
Health Care Facilities & Services — 1 .88%
Medpace Holdings, Inc.
(a)
7,025 2,204,866
Quest Diagnostics, Inc. 8,520 1,530,448
3,735,314
Home Construction — 3 .78%
Masco Corp. 88,625 5,703,904
PulteGroup, Inc. 16,800 1,771,728
7,475,632

FullerThaler Behavioral Small-Mid Core Equity Fund
Schedule of Investments (continued)
June 30, 2025 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Hotels, Restaurants & Leisure — 1 .57%
Expedia Group, Inc.
(a)
18,500 $ 3,120,580
Insurance — 3 .87%
Brown & Brown, Inc. 26,503 2,938,388
Old Republic International Corp. 122,990 4,727,735
7,666,123
Machinery — 2 .53%
Graco, Inc. 58,360 5,017,209
Medical Equipment & Devices — 5 .67%
Align Technology, Inc.
(a)
4,350 823,586
Dentsply Sirona, Inc. 227,670 3,615,400
Hologic, Inc.
(a)
36,970 2,408,965
Waters Corp.
(a)
12,550 4,380,452
11,228,403
Oil & Gas Producers — 4 .36%
Coterra Energy, Inc. 173,600 4,405,968
Devon Energy Corp. 133,034 4,231,812
8,637,780
Publishing & Broadcasting — 2 .30%
New York Times Co. (The), Class A 81,450 4,559,571
Real Estate — 3 .19%
American Assets Trust, Inc. 182,795 3,610,201
Apple Hospitality REIT, Inc. 231,600 2,702,772
6,312,973
Reit — 1 .47%
National Storage Affiliates Trust 91,370 2,922,926
REIT — 3 .17%
Gaming and Leisure Properties, Inc. 49,690 2,319,529
Matson, Inc. 35,490 3,951,812
6,271,341
Retail - Consumer Staples — 0 .49%
Dollar General Corp. 8,415 962,508
Retail - Discretionary — 1 .84%
Advance Auto Parts, Inc. 78,550 3,651,790
Semiconductors — 5 .49%
Cirrus Logic, Inc.
(a)
19,640 2,047,568
IPG Photonics Corp.
(a)
37,960 2,605,954
Power Integrations, Inc.
(a)
14,080 787,072
Teradyne, Inc. 60,555 5,445,105
10,885,699
Software — 4 .11%
Akamai Technologies, Inc.
(a)
40,055 3,194,787
Concentrix Corp. 6,765 357,564

FullerThaler Behavioral Small-Mid Core Equity Fund
Schedule of Investments (continued)
June 30, 2025 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Software — (continued)
SS&C Technologies Holdings, Inc. 55,400 $ 4,587,120
8,139,471
Specialty Finance — 2 .77%
Synchrony Financial 82,135 5,481,690
Steel — 1 .23%
Steel Dynamics, Inc. 19,120 2,447,551
Technology Hardware — 3 .77%
NetApp, Inc. 20,990 2,236,485
Zebra Technologies Corp., Class A
(a)
16,960 5,229,785
7,466,270
Technology Services — 4 .17%
Leidos Holdings, Inc. 31,220 4,925,268
Science Applications International Corp. 29,735 3,348,458
8,273,726
Transportation Equipment — 3 .08%
Allison Transmission Holdings, Inc. 64,215 6,099,783
Total Common Stocks (Cost $199,017,852) 191,662,109
COLLATERAL FOR SECURITIES LOANED — 0 .00%
Invesco Government & Agency Portfolio, , 4.26%
(b)
1 —
Total Collateral for Securities Loaned (Cost $–) —
Total Investments — 96.71%
(Cost $199,017,852) 191,662,109
Other Assets in Excess of liabilities
(c)
— 3 .29% 6,521,126
NET ASSETS — 100.00% $198,183,235
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of June 30, 2025.
(c) Includes cash collateral for securities loaned in the amount of $XXX.  This cash is held deposit accounts as part of the IntraFi Network Deposit Placement Agreement.

FullerThaler Behavioral Micro-Cap Equity Fund
Schedule of Investments
June 30, 2025 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 97 .55%
Automotive — 1 .24%
Cooper-Standard Holding, Inc.
(a)
11,800 $ 253,700
Beverages — 1 .03%
Westrock Coffee Co.
(a)
36,900 211,437
Biotech & Pharma — 3 .21%
Emergent BioSolutions, Inc.
(a)
76,115 485,614
Vanda Pharmaceuticals, Inc.
(a)
36,245 171,076
656,690
Commercial Support Services — 3 .79%
BrightView Holdings, Inc.
(a)
30,285 504,245
LegalZoom.com, Inc.
(a)
30,425 271,087
775,332
Consumer Services — 2 .31%
Coursera, Inc.
(a)
30,375 266,085
Universal Technical Institute, Inc.
(a)
6,055 205,204
471,289
Engineering & Construction — 2 .60%
TSS, Inc.
(a)(b)
18,400 530,472
Entertainment Content — 0 .99%
Starz Entertainment Corp.
(a)
12,600 202,482
Food — 4 .06%
Limoneira Co.
(a)
20,795 325,442
TreeHouse Foods, Inc.
(a)
12,000 233,040
Utz Brands, Inc. 21,575 270,766
829,248
Health Care Facilities & Services — 1 .19%
NeoGenomics, Inc.
(a)
33,225 242,875
Home & Office Products — 0 .88%
Traeger, Inc.
(a)
105,000 179,550
Home Construction — 2 .65%
Beazer Homes USA, Inc.
(a)
14,900 333,313
Smith Douglas Homes Corp.
(a)
10,700 207,794
541,107
Household Products — 1 .14%
Spectrum Brands Holdings, Inc. 4,400 233,200
Insurance — 1 .06%
Root, Inc.
(a)
1,690 216,269
Internet Media & Services — 1 .95%
Groupon, Inc.
(a)
11,925 398,891
Leisure Facilities & Services — 6 .50%
BJ's Restaurants, Inc.
(a)
8,700 388,019
El Pollo Loco Holdings, Inc.
(a)
28,165 310,097

FullerThaler Behavioral Micro-Cap Equity Fund
Schedule of Investments (continued)
June 30, 2025 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Leisure Facilities & Services — (continued)
Lindblad Expeditions Holdings, Inc.
(a)
26,200 $ 305,754
Red Robin Gourmet Burgers, Inc.
(a)
56,265 325,774
1,329,644
Leisure Products — 1 .59%
Camping World Holdings, Inc., Class A
(a)
18,850 324,032
Medical Equipment & Devices — 5 .86%
CareDx, Inc.
(a)
14,265 278,738
MiMedx Group, Inc.
(a)
37,700 230,347
Neogen Corp.
(a)
33,275 159,055
Treace Medical Concepts, Inc.
(a)
49,980 293,882
Zimvie, Inc.
(a)
25,045 234,171
1,196,193
Oil & Gas Producers — 5 .00%
Clean Energy Fuels Corp.
(a)
112,075 218,546
Delek US Holdings, Inc. 16,200 343,116
Matador Resources Co. 9,620 459,066
1,020,728
Oil & Gas Services & Equipment — 4 .55%
Ameresco, Inc., Class A
(a)
25,625 389,244
Newpark Resources, Inc.
(a)
63,465 540,087
929,331
Publishing & Broadcasting — 2 .36%
Clear Channel Outdoor Holdings, Inc.
(a)
222,950 260,851
Townsquare Media, Inc., Class A
(a)
27,860 220,373
481,224
REIT — 2 .75%
Farmland Partners, Inc.
(a)
22,455 258,457
Net Lease Office Properties
(a)
9,320 303,366
561,823
Renewable Energy — 1 .73%
Complete Solaria, Inc.
(a)
50,425 92,782
Fluence Energy, Inc.
(a)
38,900 261,019
353,801
Retail - Discretionary — 1 .39%
Citi Trends, Inc.
(a)
8,500 283,815
Semiconductors — 1 .15%
Ultra Clean Holdings, Inc.
(a)
10,375 234,164
Software — 12 .96%
Cerence, Inc.
(a)
34,900 356,329
Domo, Inc.
(a)
34,500 481,965
Evolent Health, Inc., Class A
(a)
27,750 312,465
Porch Group, Inc.
(a)
77,677 915,812
PubMatic, Inc., Class A
(a)
20,100 250,044

FullerThaler Behavioral Micro-Cap Equity Fund
Schedule of Investments (continued)
June 30, 2025 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Software — (continued)
Vimeo, Inc.
(a)
82,725 $ 334,209
2,650,824
Specialty Finance — 3 .49%
Dave, Inc.
(a)
1,925 516,690
PROG Holdings, Inc.
(a)
6,700 196,645
713,335
Technology Hardware — 8 .79%
Aviat Networks, Inc.
(a)
13,200 317,460
Digital Turbine, Inc.
(a)
130,250 768,475
Pitney Bowes, Inc. 35,700 389,487
Xperi, Inc.
(a)
40,570 320,909
1,796,331
Technology Services — 5 .51%
Conduent, Inc.
(a)
76,200 201,168
Green Dot Corp., Class A
(a)
68,455 737,945
Repay Holdings Corp., Class A
(a)
38,650 186,293
1,125,406
Telecommunications — 1 .69%
Shenandoah Telecommunications Co. 25,300 345,598
Transportation & Logistics — 1 .18%
Bristow Group, Inc.
(a)
7,345 242,165
Wholesale - Consumer Staples — 1 .23%
Calavo Growers, Inc. 9,460 251,541
Wholesale - Discretionary — 1 .72%
ThredUp, Inc., Class A
(a)
47,000 352,030
Total Common Stocks (Cost $18,533,133) 19,934,527
CLOSED END FUNDS — 1 .31%
NexPoint Diversified Real Estate Trust
(a)
64,000 268,160
Total Closed End Funds (Cost $236,888) 268,160
COLLATERAL FOR SECURITIES LOANED — 0 .00%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%
(c)
1 —
Total Collateral for Securities Loaned (Cost $–) —
Total Investments — 99.90%
(Cost $18,983,106) 20,415,772
Other Assets in Excess of liabilities
(d)
— 0 .10% 20,313
NET ASSETS — 100.00% $20,436,085

FullerThaler Behavioral Micro-Cap Equity Fund
Schedule of Investments (continued)
June 30, 2025 - (Unaudited)
(a) Non-income producing security.
(b) All or a portion of the security was on loan as of June 30, 2025. The total value of securities on loan as of
June 30, 2025 was $xxx.
(c) Rate disclosed is the seven day effective yield as of June 30, 2025.
(d) Includes cash collateral for securities loaned in the amount of $XXX.  This cash is held deposit accounts as part of the IntraFi Network Deposit Placement Agreement.

FullerThaler Behavioral Mid-Cap Equity Fund
Schedule of Investments
June 30, 2025 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 96 .66%
Advertising & Marketing — 0 .92%
Omnicom Group, Inc. 13,925 $ 1,001,765
Aerospace & Defense — 0 .39%
Textron, Inc.
(a)
5,230 419,917
Apparel & Textile Products — 1 .78%
Crocs, Inc.
(a)
5,060 512,477
Deckers Outdoor Corp.
(a)
3,507 361,466
Ralph Lauren Corp. 2,025 555,417
Tapestry, Inc. 5,720 502,273
1,931,633
Automotive — 0 .73%
BorgWarner, Inc. 23,740 794,815
Banking — 2 .80%
Cullen/Frost Bankers, Inc. 6,330 813,658
East West Bancorp, Inc. 8,635 871,962
Fifth Third Bancorp 32,850 1,351,121
3,036,741
Beverages — 1 .28%
Molson Coors Brewing Co., Class B
(a)
28,890 1,389,320
Biotech & Pharma — 3 .37%
Biogen, Inc.
(a)
12,830 1,611,319
Exelixis, Inc.
(a)
23,100 1,018,133
United Therapeutics Corp.
(a)
3,555 1,021,529
3,650,981
Capital Markets — 1 .18%
PPG Industries, Inc. 11,220 1,276,275
Chemicals — 2 .30%
CF Industries Holdings, Inc. 22,380 2,058,960
Eastman Chemical Co. 5,970 445,720
2,504,680
Commercial Support Services — 2 .13%
Cintas Corp. 8,630 1,923,368
Clean Harbors, Inc.
(a)
1,650 381,447
2,304,815
Construction Materials — 1 .35%
Carlisle Companies, Inc. 2,030 758,002
Owens Corning 5,105 702,040
1,460,042
Electric Utilities — 0 .61%
Vistra Corp. 3,390 657,016
Electrical Equipment — 4 .71%
Acuity Brands, Inc. 1,355 404,251
Trane Technologies PLC 9,895 4,328,171

FullerThaler Behavioral Mid-Cap Equity Fund
Schedule of Investments (continued)
June 30, 2025 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Electrical Equipment — (continued)
Vontier Corp.
(a)
10,155 $ 374,720
5,107,142
Electronic Equipment, Instruments & Components — 1 .18%
Zebra Technologies Corp., Class A
(a)
4,160 1,282,778
Engineering & Construction — 5 .52%
Comfort Systems USA, Inc. 2,495 1,337,844
EMCOR Group, Inc. 8,345 4,463,657
TopBuild Corp.
(a)
610 197,481
5,998,982
Entertainment Content — 1 .28%
Electronic Arts, Inc. 8,665 1,383,800
Health Care Facilities & Services — 4 .42%
Cardinal Health, Inc. 5,085 854,280
Centene Corp.
(a)
13,375 725,995
Encompass Health Corp. 4,250 521,178
IQVIA Holdings, Inc.
(a)
7,870 1,240,233
Labcorp Holdings, Inc. 2,825 741,591
Medpace Holdings, Inc.
(a)
665 208,717
Quest Diagnostics, Inc. 2,805 503,862
4,795,856
Home Construction — 2 .13%
Masco Corp. 10,460 673,206
PulteGroup, Inc. 11,535 1,216,481
Toll Brothers, Inc. 3,670 418,857
2,308,544
Hotels, Restaurants & Leisure — 0 .79%
Darden Restaurants, Inc. 3,945 859,892
Industrial Support Services — 1 .92%
W.W. Grainger, Inc. 2,001 2,081,520
Institutional Financial Services — 0 .35%
Bank of New York Mellon Corp. (The) 4,170 379,929
Insurance — 4 .21%
Aflac, Inc. 3,185 335,890
Assurant, Inc. 4,260 841,307
Hartford Financial Services Group, Inc. (The) 23,700 3,006,819
Reinsurance Group of America, Inc. 1,875 371,925
4,555,941
Leisure Facilities & Services — 1 .80%
Hilton Worldwide Holdings, Inc. 1,965 523,358
Texas Roadhouse, Inc. 7,620 1,428,064
1,951,422
Machinery — 2 .57%
Curtiss-Wright Corp. 2,760 1,348,398

FullerThaler Behavioral Mid-Cap Equity Fund
Schedule of Investments (continued)
June 30, 2025 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Machinery — (continued)
Donaldson Co., Inc. 6,895 $ 478,168
Lincoln Electric Holdings, Inc. 4,605 954,709
2,781,275
Medical Equipment & Devices — 2 .36%
Agilent Technologies, Inc. 8,635 1,019,017
GE HealthCare Technologies, Inc. 3,435 254,430
Mettler-Toledo International, Inc.
(a)
610 716,579
ResMed, Inc. 2,210 570,180
2,560,206
Oil & Gas Producers — 3 .37%
Cheniere Energy, Inc. 5,755 1,401,457
Coterra Energy, Inc. 23,450 595,161
Devon Energy Corp. 17,885 568,922
HF Sinclair Corp. 9,760 400,941
Murphy USA, Inc. 1,680 683,424
3,649,905
Oil & Gas Services & Equipment — 3 .14%
Baker Hughes Co., Class A 29,745 1,140,423
TechnipFMC PLC 65,870 2,268,563
3,408,986
Publishing & Broadcasting — 0 .33%
Nexstar Media Group, Inc. 2,065 357,142
Real Estate — 0 .37%
Lineage, Inc.
(a)
9,100 396,032
Real Estate Services — 1 .92%
CBRE Group, Inc., Class A
(a)
14,855 2,081,482
REIT — 0 .79%
Gaming and Leisure Properties, Inc. 4,525 211,227
Mid-America Apartment Communities, Inc. 1,980 293,060
Weyerhaeuser Co. 13,645 350,540
854,827
Retail - Consumer Staples — 7 .22%
BJ's Wholesale Club Holdings, Inc.
(a)
32,615 3,516,876
Casey's General Stores, Inc. 2,445 1,247,610
Kroger Co. (The) 42,670 3,060,719
7,825,205
Retail - Discretionary — 7 .24%
Best Buy Co., Inc. 6,690 449,100
Builders FirstSource, Inc.
(a)
13,570 1,583,483
O'Reilly Automotive, Inc.
(a)
6,300 567,819
Ross Stores, Inc. 16,745 2,136,327
Ulta Beauty, Inc.
(a)
6,625 3,099,308
7,836,037

FullerThaler Behavioral Mid-Cap Equity Fund
Schedule of Investments (continued)
June 30, 2025 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Software — 1 .11%
Manhattan Associates, Inc.
(a)
6,075 $ 1,199,630
Specialty Finance — 1 .15%
Synchrony Financial 18,705 1,248,372
Steel — 2 .04%
Commercial Metals Co. 18,965 927,578
Nucor Corp. 3,495 452,742
Reliance Steel & Aluminum Co. 2,635 827,127
2,207,447
Technology Hardware — 9 .37%
F5, Inc.
(a)
10,505 3,091,831
Jabil, Inc. 21,305 4,646,620
NetApp, Inc. 22,705 2,419,218
10,157,669
Technology Services — 4 .07%
Amdocs Ltd. 4,495 410,124
Cognizant Technology Solutions Corp., Class A 4,875 380,396
Corpay, Inc.
(a)
3,305 1,096,665
MSCI, Inc. 2,848 1,642,556
Parsons Corp.
(a)
4,760 341,625
Science Applications International Corp. 4,770 537,150
4,408,516
Transportation & Logistics — 0 .63%
JB Hunt Transport Services, Inc. 4,765 684,254
Transportation Equipment — 1 .83%
Cummins, Inc. 6,060 1,984,650
Total Common Stocks (Cost $101,191,852) 104,775,441
Total Investments — 97.27%
(Cost $101,853,507) 105,437,096
Other Assets in Excess of liabilities
(b)
— 2 .73% 2,959,252
NET ASSETS — 100.00% $108,396,348
(a) Non-income producing security.
(b) Includes cash collateral for securities loaned in the amount of $XXX.  This cash is held deposit accounts as part of the IntraFi Network Deposit Placement Agreement.